Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Share-based compensation			$ 17,382	$ 6,638	$ 963
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Number of options, granted	2,585,860
Exercise price of share options granted	$ 0.0002
Options, vesting period	4 years
Weighted average fair value per option at grant date, Granted	$ 5.62
Share-based compensation	$ 14,533
Subsequent Event [Member] | Xish International Limited [Member]
Subsequent Event [Line Items]
Investment on preferred stock		$ 7,000